Notes Payable (Details) - Schedule of principal maturities of notes payable - USD ($)	Dec. 15, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2016
Schedule Of Principal Maturities Of Notes Payable [Abstract]
Due on demand		$ 4,902,000	$ 13,655,000
2022		4,012,000	130,772,000
2023		2,687,000	$ 33,917,000
2026		44,606,000
Total	$ 10,000	$ 56,207,000		$ 10,000